Investments in Equity-Accounted Investees - Changes in Investments in Equity-Accounted Investees (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity Method Investments And Joint Ventures [Abstract]
Balance as of January 1	$ 45
Acquisitions/additions
Deductions
Share in income (loss)	7	7	(77)
Translation and exchange rate differences
Balance as of December 31	$ 52	$ 45